Derivatives, Derivatives in Fair Value and Cash Flow Hedging Relationships (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Line Items Presented in the Consolidated Statement of Income [Abstract]
Debt securities (1)	$ 14,406	$ 12,946	[1]	$ 11,244	[1]
Loans	43,974	41,388		39,505
Mortgage loans held for sale	777	786		784
Deposits	(5,622)	(3,013)		(1,395)
Long-term debt	(6,703)	(5,157)		(3,830)
Other	2,473	1,603		1,289
Total amounts of line items presented in the consolidated statement of income	49,305	48,553		47,597
Gains (losses) on cash flow hedging relationships
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income	(294)	543		1,029
Derivatives (Textual) [Abstract]
Deferred net gains (losses) on derivatives in other comprehensive income	$ (293)
Maximum length of time hedged in cash flow hedge	8 years
Time value component recognized as net interest income (expense) on forward derivatives excluded from the assessment of hedge effectiveness	$ (2)	(3)		(13)
Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Net income (expense) recognized on fair value hedges	(496)	880		1,338
Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income	(294)	543		1,029
Net income (expense) recognized on cash flow hedges	(294)	543		1,028
Interest contracts [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest settlements on derivatives	61	847		1,304
Recognized on derivatives	(1,035)	(979)		(2,175)
Recognized on hedged items	910	917		2,157
Interest contracts [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income	(291)	543		1,029
Gains (losses) (pre tax) recognized in income for hedge ineffectiveness				(1)
Foreign exchange contract [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest settlements on derivatives	(401)	(196)		40
Recognized on derivatives	(1,062)	2,901		(274)
Recognized on hedged items	1,031	(2,610)		286
Foreign exchange contract [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income	(3)	0		0
Debt securities [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Net income (expense) recognized on fair value hedges	(180)	(547)		(573)
Debt securities [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Net income (expense) recognized on cash flow hedges	0	0		0
Debt securities [Member] | Interest contracts [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest settlements on derivatives	(187)	(469)		(582)
Recognized on derivatives	845	(43)		0
Recognized on hedged items	(877)	(52)		0
Debt securities [Member] | Interest contracts [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income	0	0		0
Gains (losses) (pre tax) recognized in income for hedge ineffectiveness				0
Debt securities [Member] | Foreign exchange contract [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest settlements on derivatives	33	14		9
Recognized on derivatives	7	13		0
Recognized on hedged items	(1)	(10)		0
Debt securities [Member] | Foreign exchange contract [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income	0	0		0
Loans [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Net income (expense) recognized on fair value hedges	0	(1)		0
Loans [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Net income (expense) recognized on cash flow hedges	(292)	551		1,043
Loans [Member] | Interest contracts [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest settlements on derivatives	0	(1)		0
Recognized on derivatives	1	1		0
Recognized on hedged items	(1)	(1)		0
Loans [Member] | Interest contracts [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income	(292)	551		1,043
Gains (losses) (pre tax) recognized in income for hedge ineffectiveness				0
Loans [Member] | Foreign exchange contract [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest settlements on derivatives	0	0		0
Recognized on derivatives	0	0		0
Recognized on hedged items	0	0		0
Loans [Member] | Foreign exchange contract [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income	0	0		0
Mortgage loans held for sale [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Net income (expense) recognized on fair value hedges	(10)	(14)		(6)
Mortgage loans held for sale [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Net income (expense) recognized on cash flow hedges	0	0		0
Mortgage loans held for sale [Member] | Interest contracts [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest settlements on derivatives	(3)	(5)		(6)
Recognized on derivatives	15	(5)		0
Recognized on hedged items	(22)	(4)		0
Mortgage loans held for sale [Member] | Interest contracts [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income	0	0		0
Gains (losses) (pre tax) recognized in income for hedge ineffectiveness				0
Mortgage loans held for sale [Member] | Foreign exchange contract [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest settlements on derivatives	0	0		0
Recognized on derivatives	0	0		0
Recognized on hedged items	0	0		0
Mortgage loans held for sale [Member] | Foreign exchange contract [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income	0	0		0
Deposits [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Net income (expense) recognized on fair value hedges	(47)	52		62
Deposits [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Net income (expense) recognized on cash flow hedges	0	0		0
Deposits [Member] | Interest contracts [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest settlements on derivatives	(41)	36		62
Recognized on derivatives	27	(20)		0
Recognized on hedged items	(33)	36		0
Deposits [Member] | Interest contracts [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income	0	0		0
Gains (losses) (pre tax) recognized in income for hedge ineffectiveness				0
Deposits [Member] | Foreign exchange contract [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest settlements on derivatives	0	0		0
Recognized on derivatives	0	0		0
Recognized on hedged items	0	0		0
Deposits [Member] | Foreign exchange contract [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income	0	0		0
Long-term debt [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Net income (expense) recognized on fair value hedges	(169)	1,127		1,861
Long-term debt [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Net income (expense) recognized on cash flow hedges	(2)	(8)		(14)
Long-term debt [Member] | Interest contracts [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest settlements on derivatives	292	1,286		1,830
Recognized on derivatives	(1,923)	(912)		0
Recognized on hedged items	1,843	938		0
Long-term debt [Member] | Interest contracts [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income	1	(8)		(14)
Gains (losses) (pre tax) recognized in income for hedge ineffectiveness				0
Long-term debt [Member] | Foreign exchange contract [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest settlements on derivatives	(434)	(210)		31
Recognized on derivatives	135	(230)		0
Recognized on hedged items	(82)	255		0
Long-term debt [Member] | Foreign exchange contract [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income	(3)	0		0
Other noninterest income [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Net income (expense) recognized on fair value hedges	(90)	263		(6)
Other noninterest income [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Net income (expense) recognized on cash flow hedges	0	0		(1)
Other noninterest income [Member] | Interest contracts [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest settlements on derivatives	0	0		0
Recognized on derivatives	0	0		(2,175)
Recognized on hedged items	0	0		2,157
Other noninterest income [Member] | Interest contracts [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income	0	0		0
Gains (losses) (pre tax) recognized in income for hedge ineffectiveness				(1)
Other noninterest income [Member] | Foreign exchange contract [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest settlements on derivatives	0	0		0
Recognized on derivatives	(1,204)	3,118		(274)
Recognized on hedged items	1,114	(2,855)		286
Other noninterest income [Member] | Foreign exchange contract [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income	$ 0	$ 0		$ 0

[1]	(1)Financial information for the prior periods has been revised to reflect presentation changes made in connection with our adoption in first quarter 2018 of Accounting Standards Update (ASU) 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 1 (Summary of Significant Accounting Policies) for more information.